The 2011 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	Variable Accounts
	Cash	High Yield	Inflation	Managed	Equity	Growth	Main Street®
	Management	Bond	Managed	Bond	Index	LT	Core
ASSETS
Investments in affiliated mutual funds, at value:
Cash Management Portfolio Class I	$253,826
High Yield Bond Portfolio Class I		$356,467
Inflation Managed Portfolio Class I			$775,306
Managed Bond Portfolio Class I				$996,553
Equity Index Portfolio Class I					$975,401
Growth LT Portfolio Class I						$309,447
Main Street Core Portfolio Class I							$446,085
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	21	—

Total Assets	253,826	356,467	775,306	996,553	975,401	309,468	446,085

LIABILITIES
Payables:
Mortality and expense risk fees	144	203	445	568	555	178	256
Other	45	94	125	292	46	—	13

Total Liabilities	189	297	570	860	601	178	269

NET ASSETS	$253,637	$356,170	$774,736	$995,693	$974,800	$309,290	$445,816

Units Outstanding	12,177	7,961	15,816	19,757	22,895	8,228	10,003

Accumulation Unit Value	$20.83	$44.74	$48.98	$50.40	$42.58	$37.59	$44.57

Cost of Investments	$253,859	$370,767	$746,967	$1,013,794	$937,055	$332,156	$479,837

Shares Owned in each Portfolio	25,167	60,726	65,412	90,684	35,981	17,403	25,186

	Small-Cap	Small-Cap	Emerging	International
	Growth	Index	Markets	Value
ASSETS
Investments in affiliated mutual funds, at value:
Small-Cap Growth Portfolio Class I	$32,003
Small-Cap Index Portfolio Class I		$696,961
Emerging Markets Portfolio Class I			$450,224
International Value Portfolio Class I				$512,510
Receivables:
Due from Pacific Life Insurance Company	—	—	—	249

Total Assets	32,003	696,961	450,224	512,759

LIABILITIES
Payables:
Mortality and expense risk fees	19	398	261	294
Other	7	49	12	—

Total Liabilities	26	447	273	294

NET ASSETS	$31,977	$696,514	$449,951	$512,465

Units Outstanding	2,629	51,912	15,765	25,462

Accumulation Unit Value	$12.16	$13.42	$28.54	$20.13

Cost of Investments	$32,151	$688,252	$489,570	$780,844

Shares Owned in each Portfolio	3,169	63,423	32,856	60,170

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Cash Management	High Yield Bond	Inflation Managed	Managed Bond	Equity Index	Growth LT	Main Street Core
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$41,994	$46,505	$60,576	$29,825	$3,661	$5,713
EXPENSES
Mortality and expense risk fees	2,022	2,589	5,204	6,803	6,831	2,401	3,104
Net Investment Income (Loss)	(2,022)	39,405	41,301	53,773	22,994	1,260	2,609
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(554)	5,482	(10)	426	6,785	7,116	666
Capital gain distributions from affiliated mutual fund investments	—	—	32,626	34,019	—	11,651	35,588
Realized Gain (Loss)	(554)	5,482	32,616	34,445	6,785	18,767	36,254
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	553	(31,865)	4,337	(58,066)	(18,224)	(36,585)	(39,388)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,023)	$13,022	$78,254	$30,152	$11,555	($16,558)	($525)

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$4,552	$10,343	$54,299
EXPENSES
Mortality and expense risk fees	219	5,001	3,234	4,224
Net Investment Income (Loss)	(219)	(449)	7,109	50,075
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	443	(701)	2,125	(21,624)
Capital gain distributions from affiliated mutual fund investments	3,920	—	—	—
Realized Gain (Loss)	4,363	(701)	2,125	(21,624)
CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(5,298)	(38,294)	(97,753)	(101,839)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,154)	($39,444)	($88,519)	($73,388)

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
	Cash Management		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,022)	($2,236)	$39,405	$34,124	$41,301	$8,789
Realized gain (loss)	(554)	(1,508)	5,482	(5,000)	32,616	(123)
Change in net unrealized appreciation (depreciation) on investments	553	1,357	(31,865)	32,254	4,337	39,221
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,023)	(2,387)	13,022	61,378	78,254	47,887
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(75,026)	70,804	(144,800)	(14,739)	19,569	99,931
Policy maintenance charges	(4,375)	(4,794)	(4,742)	(5,517)	(6,700)	(5,802)
Policy benefits and terminations	(117)	—	(1,611)	—	(1,472)	—
Other	(6,923)	(7,116)	(1,877)	(3,035)	(5,073)	(5,193)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(86,441)	58,894	(153,030)	(23,291)	6,324	88,936
NET INCREASE (DECREASE) IN NET ASSETS	(88,464)	56,507	(140,008)	38,087	84,578	136,823
NET ASSETS
Beginning of Year	342,101	285,594	496,178	458,091	690,158	553,335
End of Year	$253,637	$342,101	$356,170	$496,178	$774,736	$690,158

	Managed Bond		Equity Index		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$53,773	$20,335	$22,994	$12,053	$1,260	$2,022
Realized gain (loss)	34,445	2,468	6,785	(6,021)	18,767	(7,073)
Change in net unrealized appreciation
(depreciation) on investments	(58,066)	32,718	(18,224)	111,535	(36,585)	54,702
Net Increase (Decrease) in Net Assets Resulting from Operations	30,152	55,521	11,555	117,567	(16,558)	49,651
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	136	—	—	—	—	—
Transfers between variable and fixed accounts, net	169,508	41,665	(7,000)	(52,088)	(206,838)	(14,422)
Policy maintenance charges	(11,236)	(9,027)	(6,197)	(5,747)	(1,743)	(2,982)
Policy benefits and terminations	—	—	—	—	—	—
Other	(4,553)	(4,921)	(4,838)	(5,023)	89	(1,109)
Net Increase (Decrease) in Net Assets Derived from
Policy Transactions	153,855	27,717	(18,035)	(62,858)	(208,492)	(18,513)
NET INCREASE (DECREASE) IN NET ASSETS	184,007	83,238	(6,480)	54,709	(225,050)	31,138
NET ASSETS
Beginning of Year	811,686	728,448	981,280	926,571	534,340	503,202
End of Year	$995,693	$811,686	$974,800	$981,280	$309,290	$534,340

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010

	Main Street Core		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,609	$1,035	($219)	($235)	($449)	$708
Realized gain (loss)	36,254	(1,684)	4,363	6,259	(701)	(18,287)
Change in net unrealized appreciation (depreciation) on investments	(39,388)	48,209	(5,298)	(446)	(38,294)	153,542
Net Increase (Decrease) in Net Assets Resulting from Operations	(525)	47,560	(1,154)	5,578	(39,444)	135,963
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	167	—	—	—	—	—
Transfers between variable and fixed accounts, net	4,297	72,301	6,725	(21,430)	109,796	(70,539)
Policy maintenance charges	(3,729)	(2,435)	(460)	(424)	(6,617)	(5,816)
Policy benefits and terminations	—	—	—	—	(1,800)	—
Other	229	168	(676)	(748)	(3,766)	(3,046)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	964	70,034	5,589	(22,602)	97,613	(79,401)
NET INCREASE (DECREASE) IN NET ASSETS	439	117,594	4,435	(17,024)	58,169	56,562
NET ASSETS
Beginning of Year	445,377	327,783	27,542	44,566	638,345	581,783
End of Year	$445,816	$445,377	$31,977	$27,542	$696,514	$638,345

	Emerging Markets		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,109	$964	$50,075	$14,188
Realized gain (loss)	2,125	13,367	(21,624)	(58,251)
Change in net unrealized appreciation (depreciation) on investments	(97,753)	43,052	(101,839)	46,861
Net Increase (Decrease) in Net Assets Resulting from Operations	(88,519)	57,383	(73,388)	2,798
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	—	—
Transfers between variable and fixed accounts, net	282,149	(29,822)	(158,380)	22,775
Policy maintenance charges	(4,089)	(2,107)	(5,324)	(5,775)
Policy benefits and terminations	—	—	—	—
Other	(4,514)	(1,855)	(4,163)	(4,970)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	273,546	(33,784)	(167,867)	12,030
NET INCREASE (DECREASE) IN NET ASSETS	185,027	23,599	(241,255)	14,828
NET ASSETS
Beginning of Year	264,924	241,325	753,720	738,892
End of Year	$449,951	$264,924	$512,465	$753,720

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year ended December 31 are presented in the table below.

Variable Accounts For Each Year Ended	At the End of Each Year			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
	AUV	Units Outstanding	Net Assets

Cash Management
2011	$20.83	12,177	$253,637	0.00%	0.70%	(0.70%)
2010	20.98	16,309	342,101	0.01%	0.70%	(0.75%)
2009	21.13	13,513	285,594	0.24%	0.70%	(0.53%)
2008	21.25	29,542	627,681	2.34%	0.70%	1.65%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%

High Yield Bond
2011	$44.74	7,961	$356,170	11.34%	0.70%	2.70%
2010	43.56	11,389	496,178	7.73%	0.70%	13.73%
2009	38.31	11,958	458,091	13.45%	0.70%	38.90%
2008	27.58	4,263	117,566	8.23%	0.70%	(22.74%)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%

Inflation Managed
2011	$48.98	15,816	$774,736	6.24%	0.70%	11.07%
2010	44.10	15,650	690,158	2.05%	0.70%	8.02%
2009	40.83	13,554	553,335	8.10%	0.70%	19.96%
2008	34.03	3,477	118,337	2.83%	0.70%	(9.98%)
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%

Managed Bond
2011	$50.40	19,757	$995,693	6.21%	0.70%	3.12%
2010	48.87	16,608	811,686	3.42%	0.70%	8.20%
2009	45.17	16,127	728,448	6.27%	0.70%	20.17%
2008	37.59	20,208	759,571	4.31%	0.70%	(2.39%)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%

Equity Index
2011	$42.58	22,895	$974,800	3.05%	0.70%	1.11%
2010	42.11	23,304	981,280	2.01%	0.70%	14.01%
2009	36.94	25,086	926,571	1.83%	0.70%	25.48%
2008	29.44	24,950	734,409	1.88%	0.70%	(37.79%)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%

Growth LT
2011	$37.59	8,228	$309,290	1.07%	0.70%	(6.71%)
2010	40.30	13,261	534,340	1.10%	0.70%	10.46%
2009	36.48	13,795	503,202	1.13%	0.70%	36.33%
2008	26.76	31,004	829,603	0.49%	0.70%	(41.37%)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%

Main Street Core
2011	$44.57	10,003	$445,816	1.28%	0.70%	(0.22%)
2010	44.67	9,971	445,377	1.01%	0.70%	15.33%
2009	38.73	8,463	327,783	1.26%	0.70%	28.45%
2008	30.15	11,041	332,896	1.44%	0.70%	(39.30%)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%

Small-Cap Growth
2011	$12.16	2,629	$31,977	0.00%	0.70%	(3.77%)
2010	12.64	2,179	27,542	0.00%	0.70%	25.14%
2009	10.10	4,412	44,566	0.00%	0.70%	46.41%
2008	6.90	2,302	15,881	0.00%	0.70%	(47.48%)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%

Small-Cap Index
2011	$13.42	51,912	$696,514	0.64%	0.70%	(5.17%)
2010	14.15	45,114	638,345	0.81%	0.70%	25.54%
2009	11.27	51,618	581,783	1.68%	0.70%	27.30%
2008	8.85	34,156	302,419	1.97%	0.70%	(35.49%)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%)

Emerging Markets
2011	$28.54	15,765	$449,951	2.23%	0.70%	(18.54%)
2010	35.04	7,561	264,924	1.08%	0.70%	26.13%
2009	27.78	8,688	241,325	3.00%	0.70%	83.51%
2008	15.14	1,062	16,070	1.08%	0.70%	(48.05%)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%

See Notes to Financial Statements	See explanation of references on page 6

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year Ended	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)

International Value
2011	$20.13	25,462	$512,465	8.99%	0.70%	(13.51%	)
2010	23.27	32,389	753,720	2.75%	0.70%	1.87%
2009	22.84	32,345	738,892	2.33%	0.70%	27.11%
2008	17.97	32,687	587,453	2.64%	0.70%	(48.15%	)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invest. Such distributions have no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2011 is comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3), as follows:

Cash Management	Managed Bond	Main Street® Core	Emerging Markets
High Yield Bond	Equity Index	Small-Cap Growth	International Value
Inflation Managed	Growth LT	Small-Cap Index

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.

The net assets of the Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 9,637 outstanding accumulation units (valued at $76,999) of the Equity Variable Account were exchanged for 1,816 accumulation units with equal value of the Main Street Core Variable Account, and a total of 2,308 outstanding accumulation units (valued at $77,850) of the Multi-Strategy Variable Account were exchanged for 1,010 accumulation units (valued at $42,818) of the Main Street Core Variable Account and 700 accumulation units (valued at $35,032) of the Managed Bond Variable Account. Transfers of units related to the Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted and therefore, Pacific Life will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and charges for riders and other fees and charges are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of each Variable Account invest in Class I shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2011, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.80% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% on Class I shares only, from the Fund based on an annual percentage of average daily net assets of each Portfolio.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$8,343	$96,867	Main Street Core	$51,865	$12,699
High Yield Bond	46,091	159,794	Small-Cap Growth	12,104	2,812
Inflation Managed	105,043	24,697	Small-Cap Index	118,043	20,856
Managed Bond	270,747	28,982	Emerging Markets	292,746	12,049
Equity Index	44,484	39,500	International Value	75,126	193,073
Growth LT	19,691	215,413

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2011, the Variable Accounts’ holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs. There were no transfers between Level 1, Level 2, and Level 3 during the year ended December 31, 2011. Transfers between levels, if any, are based on values at the end of the period.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	2011			2010
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease )	Units Issued	Units Redeemed	Net Increase (Decrease )
Cash Management	334	(4,466)	(4,132)	11,278	(8,482)	2,796
High Yield Bond	55	(3,483)	(3,428)	468	(1,037)	(569)
Inflation Managed	551	(385)	166	2,355	(259)	2,096
Managed Bond	3,597	(448)	3,149	1,944	(1,463)	481
Equity Index	360	(769)	(409)	878	(2,660)	(1,782)
Growth LT	115	(5,148)	(5,033)	65	(599)	(534)
Main Street Core	263	(231)	32	2,868	(1,360)	1,508
Small-Cap Growth	651	(201)	450	1,218	(3,451)	(2,233)
Small-Cap Index	7,873	(1,075)	6,798	1,167	(7,671)	(6,504)
Emerging Markets	8,508	(304)	8,204	859	(1,986)	(1,127)
International Value	980	(7,907)	(6,927)	3,762	(3,718)	44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) comprised of Cash Management, High Yield Bond, Inflation Managed, Managed Bond, Equity Index, Growth LT, Main Street® Core, Small-Cap Growth, Small-Cap Index, Emerging Markets, and International Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2011, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2011, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 28, 2012

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report

as of December 31, 2011

• Pacific Select

  Separate Account of

  Pacific Life Insurance Company

Form No.	15-21492-13